UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 111.5%
Aerospace - 1.4%
Bombardier, Inc., 7.5%, 3/15/18 (n)		$760,000	$830,300
Bombardier, Inc., 7.75%, 3/15/20 (n)		930,000	1,004,400
Bombardier, Inc., 6.125%, 1/15/23 (n)		1,130,000	1,113,050
CPI International, Inc., 8.75%, 2/15/18		1,050,000	1,097,250
Gencorp, Inc., 7.125%, 3/15/21		1,405,000	1,520,632
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21		1,755,000	1,877,850
TransDigm, Inc., 6%, 7/15/22 (z)		120,000	120,600
TransDigm, Inc., 6.5%, 7/15/24 (z)		445,000	449,450

			$8,013,532
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20		$845,000	$897,813
PVH Corp., 4.5%, 12/15/22		1,220,000	1,180,350

			$2,078,163
Asset-Backed & Securitized - 4.5%
Banc of America Commercial Mortgage, Inc., FRN, 5.754%, 2/10/51		$1,579,816	$1,748,210
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41		292,430	296,337
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40 (z)		2,363,607	1,469,895
Citigroup Commercial Mortgage Trust, FRN, 5.709%, 12/10/49 (d)(q)		390,311	53,707
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		1,400,000	1,482,363
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.702%, 6/15/39		1,781,000	1,895,185
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		2,686,056	134,303
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25 (i)(z)		369,723	122,008
First Union National Bank Commercial Mortgage Trust, FRN, 1.63%, 1/12/43 (d)(i)(q)(z)		535,460	673
First Union-Lehman Brothers Bank of America, FRN, 0.602%, 11/18/35 (i)		5,774,213	136,398
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)		1,638	1,676
GMAC LLC, FRN, 8.071%, 4/15/34 (d)(n)(q)		1,174,004	693,355
Goldman Sachs Mortgage Securities Corp., FRN, 5.802%, 8/10/45		1,899,255	2,093,515
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		1,745,342	1,870,272
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45		1,547,137	1,653,707
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.805%, 6/15/49		2,000,000	2,184,616
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43		1,526,838	1,611,821
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.865%, 4/15/45		1,590,000	1,701,599
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.805%, 6/15/49		2,243,253	2,368,893
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.175%, 2/18/30 (i)		792,095	18,926
Morgan Stanley Capital I Trust, “AM”, FRN, 5.685%, 4/15/49		1,674,000	1,779,072
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39 (i)(z)		3,350,426	22,163
Multi Security Asset Trust, “A3”, CDO, 5%, 11/28/35 (n)		492,140	496,539
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.941%, 2/15/51		1,000,000	1,085,717
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 7/15/42		1,253,215	1,290,132

			$26,211,082
Automotive - 2.5%
Accuride Corp., 9.5%, 8/01/18		$1,365,000	$1,433,250
Allison Transmission, Inc., 7.125%, 5/15/19 (n)		1,630,000	1,727,800
FCE Bank PLC, 1.875%, 5/12/16	EUR	300,000	409,859
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$1,000,000	1,010,725
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,225,000	1,295,438
Goodyear Tire & Rubber Co., 7%, 5/15/22		420,000	455,700
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		600,000	618,377
Hyundai Capital America, 4%, 6/08/17 (n)		256,000	271,674
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)		2,020,000	2,237,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)		$470,000	$491,150
Lear Corp., 8.125%, 3/15/20		424,000	453,680
Lear Corp., 4.75%, 1/15/23		730,000	718,594
Lear Corp., 5.375%, 3/15/24		140,000	141,400
Renault S.A., 3.625%, 9/19/18	EUR	475,000	683,920
Schaeffler Finance B.V., 6.875%, 8/15/18 (p)(n)		$655,000	687,750
Schaeffler Finance B.V., 4.75%, 5/15/21 (z)		565,000	573,475
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		500,000	510,000
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	400,000	564,414

			$14,284,356
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$363,000	$419,970

Broadcasting - 1.8%
AMC Networks, Inc., 7.75%, 7/15/21		$884,000	$967,980
Clear Channel Communications, Inc., 9%, 3/01/21		701,000	724,659
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		245,000	256,025
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		945,000	992,250
Grupo Televisa S.A.B., 5%, 5/13/45		200,000	199,152
Liberty Media Corp., 8.5%, 7/15/29		1,280,000	1,420,800
Liberty Media Corp., 8.25%, 2/01/30		50,000	55,250
Myriad International Holdings B.V., 6%, 7/18/20 (n)		633,000	697,883
Netflix, Inc., 5.375%, 2/01/21		945,000	975,713
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		880,000	932,800
SES S.A., 3.6%, 4/04/23 (n)		226,000	227,100
Univision Communications, Inc., 6.875%, 5/15/19 (n)		1,035,000	1,086,750
Univision Communications, Inc., 7.875%, 11/01/20 (n)		940,000	1,010,500
Univision Communications, Inc., 8.5%, 5/15/21 (n)		430,000	464,400
Vivendi S.A., 4%, 3/31/17	EUR	400,000	582,261

			$10,593,523
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 11/15/19		$2,050,000	$2,178,125

Building - 3.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,535,000	$1,611,750
Building Materials Holding Corp., 6.875%, 8/15/18 (n)		885,000	915,975
Building Materials Holding Corp., 7%, 2/15/20 (n)		470,000	492,913
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		715,000	762,369
CEMEX Espana S.A., 9.25%, 5/12/20 (n)		785,000	849,763
CEMEX Finance LLC, 9.375%, 10/12/22		335,000	381,900
CEMEX Finance LLC, 6%, 4/01/24 (n)		488,000	488,000
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		202,000	205,535
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		405,000	422,719
CEMEX S.A.B. de C.V., 9.25%, 5/12/20		335,000	362,638
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		506,000	536,360
CEMEX S.A.B. de C.V., FRN, 5.234%, 9/30/15 (n)		552,000	568,560
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (z)		284,000	280,095
CRH Finance Ltd., 3.125%, 4/03/23	EUR	300,000	436,550
Gibraltar Industries, Inc., 6.25%, 2/01/21		$625,000	639,063
HD Supply, Inc., 8.125%, 4/15/19		560,000	604,800
HD Supply, Inc., 7.5%, 7/15/20		1,580,000	1,686,650
Headwaters, Inc., 7.25%, 1/15/19		490,000	512,050
Headwaters, Inc., 7.625%, 4/01/19		330,000	346,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	200,000	$289,567
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	200,000	393,886
Lafarge S.A., 6.625%, 11/29/18	EUR	450,000	712,090
Mohawk Industries, Inc., 3.85%, 2/01/23		$653,000	653,000
Nortek, Inc., 8.5%, 4/15/21		1,170,000	1,269,450
Odebrecht Finance Ltd., 7.125%, 6/26/42 (n)		419,000	445,188
Owens Corning, Inc., 4.2%, 12/15/22		364,000	371,504
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		908,000	967,020
USG Corp., 7.875%, 3/30/20 (n)		525,000	570,281
USG Corp., 5.875%, 11/01/21 (n)		245,000	252,350

			$18,028,526
Business Services - 1.2%
Equinix, Inc., 4.875%, 4/01/20		$855,000	$861,413
Equinix, Inc., 5.375%, 4/01/23		530,000	532,650
Fidelity National Information Services, Inc., 5%, 3/15/22		870,000	921,317
Fidelity National Information Services, Inc., 3.875%, 6/05/24		664,000	661,765
Iron Mountain, Inc., 8.375%, 8/15/21		439,000	455,463
Iron Mountain, Inc., 6%, 8/15/23		780,000	813,150
Lender Processing Services, Inc., 5.75%, 4/15/23		330,000	353,430
NeuStar, Inc., 4.5%, 1/15/23		1,015,000	862,750
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		664,000	682,384
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		965,000	979,873

			$7,124,195
Cable TV - 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$1,600,000	$1,706,000
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		390,000	416,325
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,015,000	1,055,600
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		975,000	970,125
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		970,000	999,100
Comcast Corp., 4.65%, 7/15/42		700,000	724,296
Comcast Corp., 4.75%, 3/01/44		292,000	305,232
DISH DBS Corp., 6.75%, 6/01/21		890,000	979,000
DISH DBS Corp., 5%, 3/15/23		1,010,000	989,800
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,545,000	1,560,450
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,495,000	1,435,200
Intelsat Luxembourg S.A., 8.125%, 6/01/23		940,000	977,600
Lynx I Corp., 5.375%, 4/15/21 (n)		520,000	525,200
Lynx II Corp., 6.375%, 4/15/23 (n)		675,000	708,750
Nara Cable Funding Ltd., 8.875%, 12/01/18	EUR	300,000	428,156
Numericable Group S.A., 6%, 5/15/22 (n)		$1,290,000	1,296,450
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	475,000	494,369
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$290,000	279,125
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		130,000	132,925
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		195,000	199,875
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		540,000	502,200
SIRIUS XM Radio, Inc., 6%, 7/15/24 (z)		560,000	562,800
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	450,000	640,390
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	479,485
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$950,000	954,750
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		959,000	1,011,745
Videotron Ltd., 5.375%, 6/15/24 (n)		155,000	155,000
Virgin Media Finance PLC, 5.5%, 1/15/21	GBP	300,000	517,886
VTR Finance B.V., 6.875%, 1/15/24 (n)		$207,000	214,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	680,000	$996,966

			$22,219,304
Chemicals - 2.5%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$995,000	$1,077,088
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		405,000	402,975
CF Industries, Inc., 3.45%, 6/01/23		577,000	568,512
Dow Chemical Co., 8.55%, 5/15/19		379,000	482,684
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		810,000	860,625
FMC Corp., 4.1%, 2/01/24		426,000	443,103
Hexion U.S. Finance Corp., 6.625%, 4/15/20		500,000	520,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		1,015,000	1,047,480
Huntsman International LLC, 8.625%, 3/15/21		1,240,000	1,348,500
INEOS Finance PLC, 8.375%, 2/15/19 (n)		1,390,000	1,501,200
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		920,000	929,200
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		455,000	459,550
LYB International Finance B.V., 4%, 7/15/23		270,000	281,214
LyondellBasell Industries N.V., 5.75%, 4/15/24		487,000	571,756
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		372,000	398,040
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)		568,000	616,483
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		1,200,000	1,317,000
Tronox Finance LLC, 6.375%, 8/15/20		1,410,000	1,424,100

			$14,249,510
Computer Software - 0.3%
Oracle Corp., 3.4%, 7/08/24		$483,000	$480,935
Syniverse Holdings, Inc., 9.125%, 1/15/19		436,000	457,800
VeriSign, Inc., 4.625%, 5/01/23		1,165,000	1,135,875

			$2,074,610
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6%, 6/15/21 (n)		$820,000	$858,950
Audatex North America, Inc., 6.125%, 11/01/23 (n)		220,000	229,900
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		1,145,000	1,216,563
CDW LLC/CDW Finance Corp., 6%, 8/15/22		475,000	475,000

			$2,780,413
Conglomerates - 1.5%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)		$217,000	$228,393
Amsted Industries Co., 5%, 3/15/22 (n)		1,135,000	1,126,488
BC Mountain LLC, 7%, 2/01/21 (n)		980,000	940,800
Dynacast International LLC, 9.25%, 7/15/19		755,000	826,725
Entegris, Inc., 6%, 4/01/22 (n)		1,275,000	1,316,438
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		708,000	646,050
Renaissance Acquisition, 6.875%, 8/15/21 (n)		1,300,000	1,309,750
Rexel S.A., 6.125%, 12/15/19 (n)		1,085,000	1,122,975
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	300,000	433,049
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	150,000	271,230
Silver II Borrower, 7.75%, 12/15/20 (n)		$680,000	712,300

			$8,934,198
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$590,000	$619,500
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		914,000	934,565

			$1,554,065

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Products - 0.7%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$950,000	$980,875
Mattel, Inc., 1.7%, 3/15/18		192,000	190,157
Prestige Brands, Inc., 8.125%, 2/01/20		373,000	408,435
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		720,000	720,000
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	400,000	561,555
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$500,000	510,485
Spectrum Brands, Inc., 6.375%, 11/15/20		750,000	789,375

			$4,160,882
Consumer Services - 1.2%
ADT Corp., 6.25%, 10/15/21		$1,525,000	$1,578,375
ADT Corp., 4.125%, 6/15/23		370,000	334,850
Garda World Security Corp., 7.25%, 11/15/21 (z)		755,000	768,213
Garda World Security Corp., 7.25%, 11/15/21 (z)		255,000	259,463
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		475,000	482,125
Monitronics International, Inc., 9.125%, 4/01/20		1,495,000	1,569,750
Service Corp. International, 7%, 6/15/17		1,025,000	1,135,188
Service Corp. International, 5.375%, 5/15/24 (n)		715,000	731,088

			$6,859,052
Containers - 2.1%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$1,450,000	$1,558,750
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		750,000	810,000
Ardagh Packaging Finance PLC, 6%, 6/30/21 (z)		600,000	573,000
Ball Corp., 5%, 3/15/22		1,338,000	1,334,655
Ball Corp., 4%, 11/15/23		280,000	258,300
Berry Plastics Group, Inc., 5.5%, 5/15/22		1,155,000	1,126,125
Crown American LLC, 4.5%, 1/15/23		1,635,000	1,545,075
Greif, Inc., 6.75%, 2/01/17		580,000	630,750
Reynolds Group, 7.125%, 4/15/19		910,000	944,125
Reynolds Group, 9.875%, 8/15/19		375,000	404,063
Reynolds Group, 5.75%, 10/15/20		600,000	612,000
Reynolds Group, 8.25%, 2/15/21		1,280,000	1,356,800
Signode Industrial Group, 6.375%, 5/01/22 (z)		880,000	866,800

			$12,020,443
Defense Electronics - 0.4%
BAE Systems PLC, 4.125%, 6/08/22	GBP	350,000	$607,480
Ducommun, Inc., 9.75%, 7/15/18		$1,417,000	1,562,243

			$2,169,723
Electronics - 1.1%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)		$950,000	$973,750
Advanced Micro Devices, Inc., 7.5%, 8/15/22		320,000	331,200
Advanced Micro Devices, Inc., 7%, 7/01/24 (z)		295,000	287,625
Micron Technology, Inc., 5.875%, 2/15/22 (n)		695,000	729,750
Micron Technology, Inc., 5.5%, 2/01/25 (z)		460,000	457,700
Nokia Corp., 5.375%, 5/15/19		325,000	344,500
Nokia Corp., 6.625%, 5/15/39		250,000	266,875
NXP B.V., 5.75%, 2/15/21 (n)		480,000	499,200
NXP B.V., 5.75%, 3/15/23 (n)		400,000	413,000
Sensata Technologies B.V., 6.5%, 5/15/19 (n)		1,045,000	1,092,025
Tyco Electronics Group S.A., 6.55%, 10/01/17		700,000	804,461

			$6,200,086

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 5.2%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$946,000	$974,380
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		412,000	433,811
Caixa Economica Federal, 4.25%, 5/13/19 (n)		300,000	300,000
CNOOC Finance (2013) Ltd., 3%, 5/09/23		389,000	362,499
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)		1,242,000	1,316,149
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		391,000	375,117
Codelco Inc. Unsecured 144a 07/24 2.25, 2.25%, 7/09/24 (z)	EUR	104,000	139,297
Comision Federal de Electricidad , 4.875%, 1/15/24		$465,000	490,575
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)		211,000	222,605
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		915,000	956,175
Ecopetrol S.A., 7.375%, 9/18/43		474,000	593,211
Ecopetrol S.A., 5.875%, 5/28/45		342,000	357,390
Gaz Capital S.A., 4.95%, 2/06/28 (n)		820,000	729,964
Gazprom Neft, 4.375%, 9/19/22 (n)		383,000	329,380
Gazprom Neft, 6%, 11/27/23 (n)		471,000	447,450
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		382,000	370,043
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		316,000	355,500
KazMunayGas National Co., 4.4%, 4/30/23 (n)		285,000	284,288
Magyar Export-Import Bank, 5.5%, 2/12/18 (n)		238,000	255,284
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		1,029,000	1,162,770
Majapahit Holding B.V., 8%, 8/07/19 (n)		1,197,000	1,422,934
Majapahit Holding B.V., 7.75%, 1/20/20 (n)		1,045,000	1,234,406
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		373,000	395,380
Oleoducto Central S.A., 4%, 5/07/21 (n)		205,000	207,306
Pemex Project Funding Master Trust, 5.75%, 3/01/18		1,341,000	1,491,863
Pertamina PT, 5.25%, 5/23/21 (n)		511,000	532,079
Pertamina PT, 4.875%, 5/03/22 (n)		540,000	542,700
Pertamina PT, 4.3%, 5/20/23 (n)		323,000	310,080
Pertamina PT, 5.625%, 5/20/43 (n)		371,000	351,059
Petroleos Mexicanos, 8%, 5/03/19		926,000	1,128,331
Petroleos Mexicanos, 6%, 3/05/20		805,000	911,663
Petroleos Mexicanos, 5.5%, 1/21/21		1,360,000	1,503,208
Petroleos Mexicanos, 4.875%, 1/24/22		1,048,000	1,121,884
Petroleos Mexicanos, 4.875%, 1/18/24		354,000	375,240
Petroleos Mexicanos, 4.875%, 1/18/24 (n)		286,000	303,160
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (n)		476,000	600,950
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22		435,333	465,807
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)		438,000	443,475
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)		752,000	796,180
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)		825,000	992,063
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)		666,000	625,494
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)		548,000	505,099
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		544,000	549,220
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)		177,000	183,774
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,263,000	2,339,892

			$29,789,135
Emerging Market Sovereign - 7.3%
Dominican Republic, 7.5%, 5/06/21 (n)		$879,000	$1,004,258
Dominican Republic, 6.6%, 1/28/24 (n)		188,000	204,920
Dominican Republic, 5.875%, 4/18/24 (n)		206,000	213,210
Federative Republic of Brazil, 4.25%, 1/07/25		372,000	372,930
Notas do Tesouro Nacional, 10%, 1/01/23	BRL	18,599,000	7,447,625
Oriental Republic of Uruguay, 4.5%, 8/14/24		$567,000	598,185
Republic of Colombia, 8.125%, 5/21/24		679,000	913,255

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Colombia, 6.125%, 1/18/41		$658,000	$784,665
Republic of Croatia, 5.5%, 4/04/23 (n)		1,362,000	1,409,670
Republic of Guatemala, 5.75%, 6/06/22 (n)		387,000	416,993
Republic of Hungary, 5.375%, 2/21/23		674,000	717,810
Republic of Indonesia, 6.875%, 1/17/18		838,000	953,225
Republic of Indonesia, 11.625%, 3/04/19		733,000	993,215
Republic of Indonesia, 4.875%, 5/05/21 (n)		336,000	356,580
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	375,000	504,655
Republic of Indonesia, 3.375%, 4/15/23 (n)		$517,000	489,858
Republic of Indonesia, 5.875%, 1/15/24 (n)		225,000	252,844
Republic of Lithuania, 6.125%, 3/09/21 (n)		499,000	583,830
Republic of Lithuania, 6.625%, 2/01/22 (n)		1,425,000	1,720,688
Republic of Panama, 8.875%, 9/30/27		1,273,000	1,823,573
Republic of Panama, 9.375%, 4/01/29		873,000	1,300,770
Republic of Paraguay, 4.625%, 1/25/23 (n)		212,000	215,710
Republic of Peru, 7.35%, 7/21/25		544,000	718,080
Republic of Peru, 8.75%, 11/21/33		629,000	959,225
Republic of Philippines, 5.5%, 3/30/26		802,000	924,305
Republic of Poland, 5%, 3/23/22		609,000	678,274
Republic of Romania, 6.75%, 2/07/22 (n)		1,074,000	1,280,745
Republic of Romania, 4.375%, 8/22/23 (n)		486,000	500,021
Republic of Romania, 4.875%, 1/22/24 (n)		328,000	348,910
Republic of Slovakia, 4.375%, 5/21/22 (n)		1,047,000	1,119,494
Republic of Turkey, 7%, 3/11/19		790,000	908,500
Republic of Turkey, 5.625%, 3/30/21		670,000	733,570
Republic of Turkey, 6.25%, 9/26/22		646,000	735,600
Republic of Venezuela, 7.65%, 4/21/25		673,000	504,750
Republic of Vietnam, 6.75%, 1/29/20		537,000	607,481
Russian Federation, 4.875%, 9/16/23 (n)		1,200,000	1,192,800
Russian Federation, 7.5%, 3/31/30		400,040	452,845
Russian Federation, 5.625%, 4/04/42 (n)		600,000	600,000
United Mexican States, 3.625%, 3/15/22		1,710,000	1,739,925
United Mexican States, 4%, 10/02/23		1,364,000	1,419,924
United Mexican States, 8.5%, 5/31/29	MXN	29,290,000	2,668,303
United Mexican States, 5.75%, 10/12/10		$408,000	433,908

			$41,805,129
Energy - Independent - 5.9%
Afren PLC, 11.5%, 2/01/16 (n)		$335,000	$361,800
Afren PLC, 10.25%, 4/08/19 (n)		219,000	239,805
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (z)		445,000	429,425
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (z)		370,000	357,050
Antero Resources Finance Corp., 6%, 12/01/20		625,000	651,563
Antero Resources Finance Corp., 5.375%, 11/01/21		1,020,000	1,032,750
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)		945,000	947,363
Baytex Energy Corp., 5.125%, 6/01/21 (z)		145,000	143,913
Baytex Energy Corp., 5.625%, 6/01/24 (z)		670,000	659,950
Bill Barrett Corp., 7%, 10/15/22		840,000	861,000
BreitBurn Energy Partners LP, 8.625%, 10/15/20		435,000	467,625
BreitBurn Energy Partners LP, 7.875%, 4/15/22		1,405,000	1,468,225
Chaparral Energy, Inc., 7.625%, 11/15/22		975,000	1,021,313
Chesapeake Energy Corp., 5.75%, 3/15/23		285,000	304,238
Cimarex Energy Co., 4.375%, 6/01/24		60,000	61,275
Concho Resources, Inc., 6.5%, 1/15/22		1,125,000	1,198,125
Concho Resources, Inc., 5.5%, 4/01/23		925,000	957,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
Continental Resources, Inc., 4.5%, 4/15/23		$315,000	$335,577
Continental Resources, Inc., 4.9%, 6/01/44 (n)		235,000	240,450
Denbury Resources, Inc., 4.625%, 7/15/23		895,000	836,825
EP Energy LLC, 6.875%, 5/01/19		330,000	345,675
EP Energy LLC, 9.375%, 5/01/20		1,280,000	1,417,600
EP Energy LLC, 7.75%, 9/01/22		2,590,000	2,823,100
EPL Oil & Gas, Inc., 8.25%, 2/15/18		1,040,000	1,086,800
Halcon Resources Corp., 8.875%, 5/15/21		1,835,000	1,903,813
Harvest Operations Corp., 6.875%, 10/01/17		1,590,000	1,713,225
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)		350,000	372,750
Laredo Petroleum, Inc., 5.625%, 1/15/22		345,000	351,038
Laredo Petroleum, Inc., 7.375%, 5/01/22		255,000	277,950
LINN Energy LLC, 8.625%, 4/15/20		45,000	47,531
LINN Energy LLC, 7.75%, 2/01/21		1,647,000	1,725,233
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,125,000	1,155,938
MEG Energy Corp., 7%, 3/31/24 (n)		700,000	740,250
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		1,030,000	1,084,075
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		293,000	306,537
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)		1,320,000	1,428,900
Pioneer Natural Resources Co., 6.65%, 3/15/17		700,000	791,204
Range Resources Corp., 5%, 8/15/22		1,180,000	1,209,500
Sanchez Energy Corp., 6.125%, 1/15/23 (z)		680,000	678,290
SandRidge Energy, Inc., 8.125%, 10/15/22		935,000	995,775
SM Energy Co., 6.5%, 11/15/21		1,080,000	1,158,300

			$34,189,131
Energy - Integrated - 0.9%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	350,000	$527,446
Eni S.p.A., 4%, 6/29/20	EUR	300,000	462,726
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		$239,000	256,925
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		1,029,000	949,253
Murphy Oil Corp., 2.5%, 12/01/17		700,000	714,834
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,145,000	1,248,050
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		419,000	412,715
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	598,926

			$5,170,875
Entertainment - 1.3%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,175,000	$1,266,063
Carnival Corp., 1.2%, 2/05/16		500,000	502,318
Cedar Fair LP, 5.25%, 3/15/21		1,130,000	1,141,300
Cedar Fair LP, 5.375%, 6/01/24 (n)		415,000	415,000
Cinemark USA, Inc., 5.125%, 12/15/22		1,045,000	1,052,838
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	762,450
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		1,150,000	1,242,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,325,000	1,318,375

			$7,700,344
Financial Institutions - 3.4%
Aircastle Ltd., 4.625%, 12/15/18		$790,000	$803,825
Aircastle Ltd., 5.125%, 3/15/21		385,000	385,963
Aviation Capital Group, 4.625%, 1/31/18 (n)		685,000	724,896
Aviation Capital Group, 6.75%, 4/06/21 (n)		745,000	838,987
CIT Group, Inc., 5.25%, 3/15/18		1,615,000	1,703,825
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,447,000	1,595,318

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5.5%, 2/15/19 (n)		$1,269,000	$1,354,658
CIT Group, Inc., 3.875%, 2/19/19		1,255,000	1,248,725
CIT Group, Inc., 5%, 8/15/22		875,000	903,438
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67		300,000	333,900
Icahn Enterprises LP, 6%, 8/01/20		955,000	995,588
Icahn Enterprises LP, 5.875%, 2/01/22		1,405,000	1,432,222
International Lease Finance Corp., 7.125%, 9/01/18 (n)		1,143,000	1,308,735
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		640,000	633,600
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		1,560,000	1,591,200
SLM Corp., 4.875%, 6/17/19		276,000	278,070
SLM Corp., 8%, 3/25/20		1,815,000	2,050,950
SLM Corp., 7.25%, 1/25/22		935,000	1,023,825
SLM Corp., 6.125%, 3/25/24		455,000	443,625

			$19,651,350
Food & Beverages - 1.9%
B&G Foods, Inc., 4.625%, 6/01/21		$710,000	$692,250
BRF S.A., 5.875%, 6/06/22 (n)		216,000	232,200
BRF S.A., 3.95%, 5/22/23 (n)		205,000	192,126
BRF S.A., 4.75%, 5/22/24 (n)		382,000	374,245
BRF S.A., 4.75%, 5/22/24		460,000	450,662
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	348,000	501,693
Constellation Brands, Inc., 3.75%, 5/01/21		$150,000	146,250
Constellation Brands, Inc., 4.25%, 5/01/23		1,460,000	1,441,750
Cosan Luxembourg S.A., 5%, 3/14/23 (n)		205,000	193,725
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)		990,000	1,017,225
Embotelladora Andina S.A., 5%, 10/01/23 (n)		418,000	441,029
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)		417,000	437,775
H.J. Heinz Co., 4.25%, 10/15/20		790,000	785,063
JBS Investments GmbH, 7.75%, 10/28/20 (n)		402,000	431,145
Kraft Foods Group, Inc., 2.25%, 6/05/17		700,000	715,992
Minerva Luxembourg S.A., 8.75% to 4/03/14, FRN to 12/29/49 (n)		319,000	331,760
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		1,315,000	1,380,750
Tyson Foods, Inc., 6.6%, 4/01/16		820,000	893,088
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		239,000	243,445

			$10,902,173
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)		$795,000	$759,225
International Paper Co., 6%, 11/15/41		700,000	815,019
Tembec Industries, Inc., 11.25%, 12/15/18		680,000	729,300

			$2,303,544
Gaming & Lodging - 1.5%
CCM Merger, Inc., 9.125%, 5/01/19 (n)		$890,000	$938,950
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		425,000	403,750
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		825,000	820,875
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		925,000	968,938
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		420,000	445,200
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		165,000	169,125
MGM Resorts International, 6.625%, 12/15/21		820,000	886,625
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		610,000	651,175
Pinnacle Entertainment, Inc., 6.375%, 8/01/21		565,000	581,940
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		830,000	823,775
Wyndham Worldwide Corp., 2.5%, 3/01/18		650,000	656,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Wyndham Worldwide Corp., 5.625%, 3/01/21		$132,000	$147,959
Wynn Las Vegas LLC, 7.75%, 8/15/20		1,250,000	1,346,875

			$8,841,995
Health Maintenance Organizations - 0.0%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$62,000	$63,240

Industrial - 0.8%
Dematic S.A., 7.75%, 12/15/20 (n)		$1,395,000	$1,492,650
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,260,000	1,326,150
Hyva Global B.V., 8.625%, 3/24/16 (n)		702,000	726,570
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		795,000	880,463

			$4,425,833
Insurance - 0.9%
AIG SunAmerica Global Financing X, 6.9%, 3/15/32 (n)		$484,000	$647,334
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	600,000	839,384
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 12/12/42	EUR	200,000	336,102
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	400,000	552,492
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	400,000	610,607
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	450,000	792,383
Unum Group, 7.125%, 9/30/16		$829,000	934,327
Unum Group, 4%, 3/15/24		259,000	266,157

			$4,978,786
Insurance - Property & Casualty - 0.8%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	200,000	$354,543
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/29/49	EUR	500,000	674,547
CNA Financial Corp., 5.875%, 8/15/20		$700,000	812,031
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		330,000	335,210
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		315,000	314,053
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	300,000	562,509
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$1,310,000	1,411,525

			$4,464,418
International Market Quasi-Sovereign - 1.5%
Caisse d’Amortissement de la Dette Sociale, 1%, 5/25/18	EUR	350,000	$480,430
Eksportfinans A.S.A., 5.5%, 5/25/16		$315,000	333,428
Eksportfinans A.S.A., 5.5%, 6/26/17		580,000	622,531
Electricite de France, FRN, 5.25%, 1/29/49 (n)		1,413,000	1,435,792
ESB Finance Ltd., 4.375%, 11/21/19	EUR	400,000	618,159
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		$843,000	915,498
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		2,268,000	2,417,688
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		1,683,000	1,931,243

			$8,754,769
International Market Sovereign - 1.0%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	759,000	$812,910
Government of Japan, 1.1%, 6/20/20	JPY	217,950,000	2,230,593
Government of Japan, 2.1%, 9/20/24	JPY	35,750,000	400,163
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,716,000	1,793,797
Republic of Iceland, 5.875%, 5/11/22 (n)		631,000	695,558

			$5,933,021

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Internet - 0.4%
Baidu, Inc., 3.25%, 8/06/18		$1,846,000	$1,900,802
Baidu, Inc., 3.5%, 11/28/22		475,000	463,711

			$2,364,513
Machinery & Tools - 1.3%
CNH America LLC, 7.25%, 1/15/16		$1,065,000	$1,132,894
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		866,000	858,639
H&E Equipment Services Co., 7%, 9/01/22		1,050,000	1,136,625
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		875,000	870,625
Light Tower Rentals, Inc., 8.125%, 8/01/19 (z)		440,000	447,700
Loxam SAS, 4.875%, 7/23/21 (z)	EUR	650,000	861,679
RSC Equipment Rental, Inc., 8.25%, 2/01/21		$910,000	993,038
United Rentals North America, Inc., 5.75%, 11/15/24		135,000	138,038
United Rentals North America, Inc., 7.625%, 4/15/22		789,000	869,873

			$7,309,111
Major Banks - 3.5%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	250,000	$431,479
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$500,000	515,041
Bank of America Corp., 4.125%, 1/22/24		475,000	486,181
Bank of America Corp., 4.875%, 4/01/44		212,000	218,165
Bank of America Corp., FRN, 5.2%, 12/31/49		2,009,000	1,883,438
Barclays Bank PLC, 6%, 1/14/21	EUR	300,000	478,282
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	200,000	368,620
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	300,000	417,890
BNP Paribas, FRN, 2.981%, 12/20/14		$1,532,000	1,547,058
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	413,837
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	350,000	561,229
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)		$1,055,000	1,088,631
Goldman Sachs Group, Inc., 7.5%, 2/15/19		1,200,000	1,447,535
HBOS PLC, 4.375%, 10/30/19	EUR	300,000	401,673
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	409,326
ING Bank N.V., 3.50% to 11/21/18, FRN to 11/21/23	EUR	500,000	698,632
JPMorgan Chase & Co., 3.25%, 9/23/22		$765,000	760,865
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		486,000	518,805
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		1,135,000	1,152,025
Morgan Stanley, 6.625%, 4/01/18		1,000,000	1,156,609
PNC Bank N.A., 3.8%, 7/25/23		600,000	617,075
Regions Financial Corp., 2%, 5/15/18		421,000	416,802
Royal Bank of Scotland Group PLC, 6.934%, 4/09/18	EUR	400,000	619,632
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	300,000	489,851
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 10/29/49 (n)		$435,000	499,163
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		765,000	910,503
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	500,000	680,144
Societe Generale, 4.25%, 7/13/22	EUR	200,000	326,257
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49		$509,000	531,651

			$20,046,399
Medical & Health Technology & Services - 3.1%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)		$225,000	$226,688
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)		1,570,000	1,605,325
Davita, Inc., 6.625%, 11/01/20		1,696,000	1,780,800
Davita, Inc., 5.125%, 7/15/24		555,000	546,675
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		800,000	852,000
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		430,000	469,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		$84,000	$84,420
HCA, Inc., 7.25%, 9/15/20		355,000	375,413
HCA, Inc., 7.5%, 2/15/22		980,000	1,109,850
HCA, Inc., 5.875%, 3/15/22		1,140,000	1,214,100
HCA, Inc., 5%, 3/15/24		690,000	684,825
HealthSouth Corp., 8.125%, 2/15/20		1,510,000	1,593,050
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)		1,710,000	1,748,475
Owens & Minor, Inc., 6.35%, 4/15/16		1,420,000	1,523,110
Tenet Healthcare Corp., 8%, 8/01/20		1,920,000	2,049,600
Tenet Healthcare Corp., 4.5%, 4/01/21		1,070,000	1,040,575
Universal Health Services, Inc., 7.625%, 8/15/20		1,010,000	1,030,200

			$17,934,881
Medical Equipment - 0.5%
Biomet, Inc., 6.5%, 8/01/20		$517,000	$557,662
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		603,000	661,793
Teleflex, Inc., 6.875%, 6/01/19		800,000	846,000
Teleflex, Inc., 5.25%, 6/15/24 (n)		695,000	705,425

			$2,770,880
Metals & Mining - 3.3%
ArcelorMittal S.A., 6.75%, 2/25/22		$260,000	$281,450
ArcelorMittal S.A., 7.25%, 3/01/41		505,000	515,100
Arch Coal, Inc., 8%, 1/15/19 (n)		470,000	453,550
Arch Coal, Inc., 7.25%, 10/01/20		595,000	395,675
Barrick North America Finance LLC, 5.75%, 5/01/43		500,000	514,085
Cameco Corp., 5.67%, 9/02/19	CAD	765,000	791,963
Century Aluminum Co., 7.5%, 6/01/21 (n)		$1,405,000	1,489,300
Commercial Metals Co., 4.875%, 5/15/23		743,000	715,138
Consol Energy, Inc., 8.25%, 4/01/20		1,180,000	1,256,700
Consol Energy, Inc., 6.375%, 3/01/21		340,000	357,000
Consol Energy, Inc., 5.875%, 4/15/22 (n)		1,354,000	1,369,233
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,496,000	1,555,840
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		580,000	596,675
FMG Resources, 6.875%, 4/01/22 (n)		235,000	249,981
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)		1,100,000	1,179,750
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	150,000	287,192
GrafTech International Co., 6.375%, 11/15/20		$940,000	961,150
Molycorp, Inc., 10%, 6/01/20		260,000	231,400
Peabody Energy Corp., 6%, 11/15/18		485,000	483,788
Plains Exploration & Production Co., 6.875%, 2/15/23		650,000	752,375
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		242,000	254,098
Southern Copper Corp., 5.25%, 11/08/42		700,000	648,089
Steel Dynamics, Inc., 5.25%, 4/15/23		605,000	609,538
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)		375,000	395,625
Suncoke Energy, Inc., 7.625%, 8/01/19		700,000	742,000
TMS International Corp., 7.625%, 10/15/21 (n)		680,000	720,800
Walter Energy, Inc., 9.5%, 10/15/19 (n)		440,000	437,800
Walter Energy, Inc., 8.5%, 4/15/21		870,000	417,600
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	300,000	450,237

			$19,113,132
Midstream - 3.6%
Access Midstream Partner LP, 4.875%, 3/15/24		$240,000	$247,200
Access Midstream Partners Co., 5.875%, 4/15/21		320,000	336,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Midstream - continued
Access Midstream Partners Co., 4.875%, 5/15/23		$1,660,000	$1,709,800
AmeriGas Finance LLC, 6.75%, 5/20/20		1,315,000	1,384,038
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21		305,000	288,225
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23		1,180,000	1,159,350
Crestwood Midstream Partners LP, 6%, 12/15/20		860,000	885,800
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)		565,000	583,363
El Paso Corp., 7.75%, 1/15/32		2,214,000	2,446,470
Enbridge, Inc., 3.19%, 12/05/22	CAD	500,000	460,930
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,165,000	1,301,888
Energy Transfer Partners LP, 3.6%, 2/01/23		591,000	582,657
Enterprise Products Operating LLC, 3.9%, 2/15/24		287,000	293,951
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		845,000	872,463
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)		1,120,000	1,167,600
MarkWest Energy Partners LP, 5.5%, 2/15/23		255,000	264,563
MarkWest Energy Partners LP, 4.5%, 7/15/23		626,000	616,610
ONEOK, Inc., 4.25%, 2/01/22		424,000	417,427
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		860,000	890,100
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,285,000	1,304,275
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (z)		545,000	553,175
Spectra Energy Partners LP, 4.75%, 3/15/24		306,000	328,570
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		580,000	630,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		640,000	640,000
Sunoco Logistics Partners LP, 5.3%, 4/01/44		319,000	330,235
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	425,000	420,677
Williams Cos., Inc., 3.7%, 1/15/23		$600,000	569,572

			$20,686,489
Mortgage-Backed - 1.7%
Fannie Mae, 5.5%, 1/01/37 - 8/01/37		$2,877,959	$3,203,424
Fannie Mae, FRN, 0.402%, 5/25/18		6,607,083	6,605,531

			$9,808,955
Municipals - 0.0%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 6/01/27		$310,000	$274,905

Natural Gas - Distribution - 0.2%
GDF Suez, 5%, 10/01/60	GBP	300,000	$566,478
GNL Quintero S.A., 4.634%, 7/31/29 (z)		$377,000	380,165

			$946,643
Network & Telecom - 2.3%
British Telecom PLC, 5.75%, 12/07/28	GBP	300,000	$582,363
Centurylink, Inc., 6.45%, 6/15/21		$670,000	720,250
Centurylink, Inc., 6.75%, 12/01/23		255,000	276,675
Centurylink, Inc., 7.65%, 3/15/42		890,000	890,000
Citizens Communications Co., 9%, 8/15/31		920,000	979,800
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	211,000
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	250,000	422,291
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		$776,000	778,799
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (z)		2,336,000	2,319,898
Frontier Communications Corp., 8.125%, 10/01/18		245,000	280,525
Telecom Italia Capital, 6%, 9/30/34		320,000	313,600
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	400,000	594,270
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$1,200,000	1,164,000
TW Telecom Holdings, Inc., 5.375%, 10/01/22		565,000	611,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
TW Telecom Holdings, Inc., 5.375%, 10/01/22		$295,000	$319,338
Verizon Communications, Inc., 6.4%, 9/15/33		1,000,000	1,240,010
Verizon Communications, Inc., 6.55%, 9/15/43		478,000	600,297
Windstream Corp., 7.75%, 10/15/20		710,000	759,700

			$13,064,429
Oil Services - 1.2%
Bristow Group, Inc., 6.25%, 10/15/22		$1,090,000	$1,149,950
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,492,582	1,567,211
Odebrecht Oil & Finance Co., 7.00% to 6/17/24, FRN to 12/29/49 (n)		201,000	198,980
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		1,050,000	1,000,125
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		438,000	448,950
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		710,000	735,738
Unit Corp., 6.625%, 5/15/21		1,505,000	1,580,250

			$6,681,204
Oils - 0.1%
CITGO Petroleum Corp., 6.25%, 8/15/22 (z)		$365,000	$375,950

Other Banks & Diversified Financials - 3.0%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$509,000	$544,630
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)		431,000	428,414
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		583,000	564,053
Bancolombia S.A., 5.95%, 6/03/21		1,094,000	1,206,135
Bankia S.A., 3.5%, 1/17/19	EUR	400,000	565,509
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	300,000	417,911
BBVA Banco Continental S.A., 5%, 8/26/22 (n)		$325,000	342,875
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		1,207,000	1,357,875
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		848,000	962,480
BBVA Continental, 5.75%, 1/18/17 (n)		518,000	559,440
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	400,000	578,123
Capital One Financial Corp., 1%, 11/06/15		$800,000	802,306
Citigroup, Inc., 1.25%, 1/15/16		1,000,000	1,005,324
Citigroup, Inc., 6.125%, 5/15/18		463,000	529,480
Discover Bank, 7%, 4/15/20		249,000	297,647
Discover Bank, 4.25%, 3/13/26		312,000	320,575
Groupe BPCE S.A., 12.5% to 8/6/19, FRN to 8/29/49 (n)		2,583,000	3,545,168
Industrial Senior Trust, 5.5%, 11/01/22 (n)		220,000	216,700
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	300,000	427,836
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	250,000	450,395
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)		$534,000	528,275
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 3/27/17	EUR	300,000	441,597
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	450,000	653,031
Macquarie Group Ltd., 3%, 12/03/18 (n)		$404,000	413,672
Rabobank Nederland N.V., 4%, 9/19/22	GBP	200,000	352,954

			$17,512,405
Pharmaceuticals - 1.7%
Celgene Corp., 1.9%, 8/15/17		$526,000	$531,983
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (z)		1,155,000	1,221,413
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		618,000	661,878
Gilead Sciences, Inc., 3.7%, 4/01/24		545,000	558,676
Hospira, Inc., 5.2%, 8/12/20		72,000	78,117
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		780,000	783,900
Mylan, Inc., 2.6%, 6/24/18		1,000,000	1,014,937

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		$485,000	$506,825
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		500,000	479,271
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,560,000	1,630,200
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		815,000	863,900
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	567,000
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		700,000	702,044

			$9,600,144
Precious Metals & Minerals - 0.4%
Aurico Gold, Inc., 7.75%, 4/01/20 (z)		$520,000	$526,500
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,380,000	1,411,050
IAMGOLD Corp., 6.75%, 10/01/20 (n)		381,000	350,520

			$2,288,070
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 6/15/18 (z)		$32,653	$34,286
Gannett Co., Inc., 6.375%, 10/15/23 (n)		840,000	886,200
Gannett Co., Inc., 5.125%, 10/15/19 (n)		570,000	582,825
Gannett Co., Inc., 5.125%, 7/15/20		460,000	464,600
Lamar Media Corp., 5%, 5/01/23		755,000	748,394
Nielsen Finance LLC, 5%, 4/15/22 (n)		605,000	595,925

			$3,312,230
Railroad & Shipping - 0.1%
Watco Cos. LLC, 6.375%, 4/01/23 (n)		$675,000	$685,125

Real Estate - Healthcare - 0.6%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$1,045,000	$1,097,250
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		760,000	817,000
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,255,000	1,336,575

			$3,250,825
Real Estate - Other - 0.9%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		$705,000	$719,100
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		1,915,000	1,953,300
ERP Properties, REIT, 7.75%, 7/15/20		990,000	1,200,605
ERP Properties, REIT, 5.75%, 8/15/22		250,000	271,420
Felcor Lodging LP, REIT, 5.625%, 3/01/23		945,000	945,000

			$5,089,425
Real Estate - Retail - 0.4%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	300,000	$430,819
Hammerson PLC, REIT, 6%, 2/23/26	GBP	250,000	495,155
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$900,000	1,206,986

			$2,132,960
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$306,000	$334,496

Retailers - 1.7%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$269,000	$267,885
Best Buy Co., Inc., 5.5%, 3/15/21		1,175,000	1,207,313
Bon Ton Stores, Inc., 8%, 6/15/21		650,000	591,500
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19		895,000	982,826
Dollar General Corp., 4.125%, 7/15/17		831,000	882,981

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Retailers - continued
Gap, Inc., 5.95%, 4/12/21		$1,000,000	$1,147,695
Home Depot, Inc., 4.875%, 2/15/44		378,000	413,705
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (p)(n)		705,000	712,050
Limited Brands, Inc., 7%, 5/01/20		415,000	468,950
Limited Brands, Inc., 6.95%, 3/01/33		360,000	374,400
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	300,000	520,726
Rite Aid Corp., 9.25%, 3/15/20		$1,140,000	1,276,800
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		590,000	628,350
Wesfarmers Ltd., 1.874%, 3/20/18 (n)		156,000	155,550

			$9,630,731
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21		$1,215,000	$1,239,300
Ecolab, Inc., 4.35%, 12/08/21		500,000	543,443

			$1,782,743
Specialty Stores - 0.4%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)		$755,000	$743,675
Men’s Wearhouse, Inc., 7%, 7/01/22 (z)		325,000	338,000
Michaels Stores, Inc., 7.75%, 11/01/18		363,000	378,428
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		750,000	738,750

			$2,198,853
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	300,000	$434,652
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	150,000	228,485

			$663,137
Supranational - 0.2%
European Investment Bank, 5.125%, 5/30/17		$500,000	$556,025
European Investment Bank, 4.25%, 4/15/19	EUR	350,000	551,425

			$1,107,450
Telecommunications - Wireless - 4.5%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$2,026,000	$2,081,715
Altice Finco S.A., 8.125%, 1/15/24 (n)		919,000	976,438
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	525,000	849,739
American Tower Corp., REIT, 3.5%, 1/31/23		$743,000	722,956
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21 (n)	EUR	124,000	170,608
Bharti Airtel International B.V., 5.35%, 5/20/24 (n)		$1,368,000	1,432,405
Crown Castle International Corp., 4.875%, 4/15/22		375,000	371,250
Crown Castle International Corp., 5.25%, 1/15/23		735,000	742,350
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		420,000	488,886
Digicel Group Ltd., 8.25%, 9/01/17 (n)		1,140,000	1,165,650
Digicel Group Ltd., 8.25%, 9/30/20 (n)		615,000	662,663
Digicel Group Ltd., 6%, 4/15/21 (n)		1,614,000	1,642,245
Digicel Group Ltd., 7.125%, 4/01/22 (n)		731,000	741,965
Eileme 2 AB, 11.625%, 1/31/20 (n)		925,000	1,085,719
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		446,000	440,425
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		412,000	437,750
MTS International Funding Ltd., 5%, 5/30/23 (n)		201,000	186,428
Rogers Communications, Inc., 5%, 3/15/44		278,000	287,081
Sprint Capital Corp., 6.875%, 11/15/28		1,210,000	1,179,750
Sprint Corp., 7.875%, 9/15/23 (n)		1,410,000	1,508,700
Sprint Corp., 7.125%, 6/15/24 (n)		610,000	622,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp., 9%, 11/15/18 (n)		$470,000	$551,075
Sprint Nextel Corp., 6%, 11/15/22		1,050,000	1,034,250
T-Mobile USA, Inc., 6.125%, 1/15/22		145,000	149,169
T-Mobile USA, Inc., 6.5%, 1/15/24		405,000	422,213
T-Mobile USA, Inc., 6.464%, 4/28/19		395,000	411,788
T-Mobile USA, Inc., 6.25%, 4/01/21		1,675,000	1,750,375
T-Mobile USA, Inc., 6.633%, 4/28/21		540,000	567,000
VimpelCom Ltd., 5.95%, 2/13/23 (n)		255,000	236,513
Wind Acquisition Finance S.A., 4%, 7/15/20 (z)	EUR	300,000	402,204
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$995,000	972,603
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)		1,435,000	1,495,988

			$25,790,101
Telephone Services - 0.6%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,872,000	$1,991,340
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)		460,000	487,600
Level 3 Financing, Inc., 8.625%, 7/15/20		425,000	462,188
TELUS Corp., 5.05%, 7/23/20	CAD	765,000	786,750

			$3,727,878
Tobacco - 0.3%
Altria Group, Inc., 4%, 1/31/24		$164,000	$167,168
Lorillard Tobacco Co., 8.125%, 6/23/19		350,000	436,190
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23		465,000	454,705
Reynolds American, Inc., 6.75%, 6/15/17		816,000	928,146

			$1,986,209
Transportation - Services - 1.6%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$1,090,000	$1,140,413
ERAC USA Finance Co., 7%, 10/15/37 (n)		878,000	1,153,776
HIT Finance B.V., 4.875%, 10/27/21	EUR	300,000	486,337
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)		$1,380,000	1,511,100
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		149,000	151,980
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		1,246,000	1,261,575
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,325,000	1,348,188
Stena AB, 7%, 2/01/24 (n)		1,215,000	1,281,825
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		585,000	587,194
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	219,440
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		246,000	263,835

			$9,405,663
U.S. Government Agencies and Equivalents - 5.2%
Fannie Mae, 1.125%, 4/27/17		$15,000,000	$15,053,535
Freddie Mac, 0.875%, 2/22/17		15,000,000	14,977,035

			$30,030,570
U.S. Treasury Obligations - 2.0%
U.S. Treasury Bonds, 3.125%, 11/15/41 (f)		$12,069,000	$11,748,423

Utilities - Electric Power - 2.7%
AES Corp., 7.375%, 7/01/21		$560,000	$638,400
Calpine Corp., 5.375%, 1/15/23		550,000	539,000
CMS Energy Corp., 5.05%, 3/15/22		500,000	563,974
CMS Energy Corp., 3.875%, 3/01/24		200,000	206,776
Colbun S.A., 4.5%, 7/10/24 (z)		243,000	241,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - continued
Covanta Holding Corp., 7.25%, 12/01/20		$1,815,000	$1,942,050
Covanta Holding Corp., 6.375%, 10/01/22		320,000	340,000
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	200,000	414,640
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	208,260
EDP Finance B.V., 4.125%, 1/20/21	EUR	350,000	503,352
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		$303,000	325,725
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		127,000	127,291
Enel S.p.A., 6.25%, 6/20/19	GBP	250,000	481,371
Enel S.p.A., 5.25%, 5/20/24	EUR	300,000	505,961
Enel S.p.A. , 8.75% to 2013, FRN to 9/24/73 (n)		$500,000	590,000
Greenko Dutch B.V., 8%, 8/01/19 (z)		410,000	405,900
InterGen N.V., 7%, 6/30/23 (n)		560,000	557,200
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	250,000	440,899
NRG Energy, Inc., 8.25%, 9/01/20		$1,860,000	1,999,500
NRG Energy, Inc., 6.25%, 7/15/22 (n)		385,000	396,550
NRG Energy, Inc., 6.625%, 3/15/23		1,420,000	1,462,600
PPL Capital Funding, Inc., 5%, 3/15/44		270,000	292,791
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		183,000	205,108
Red Electrica de Espana, 3.5%, 10/07/16	EUR	300,000	425,911
Red Electrica de Espana, 4.75%, 2/16/18	EUR	200,000	303,049
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	200,000	347,685
Transelec S.A., 4.25%, 1/14/25 (z)		$235,000	233,039
Waterford 3 Funding Corp., 8.09%, 1/02/17		813,046	811,180

			$15,509,773
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)		$387,000	$361,845

Utilities - Water - 0.1%
Veolia Environnement S.A., 4.45% to 4/16/18, FRN to 1/29/49	EUR	400,000	$551,689
Total Bonds			$641,205,737

Convertible Bonds - 0.0%
Network & Telecom - 0.0%
Nortel Networks Corp., 2.125%, 4/15/49 (a)(d)		$197,000	$199,955

Floating Rate Loans (g)(r) - 2.2%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$665,774	$661,019

Building - 0.2%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20		$886,290	$880,059
HD Supply, Inc., Term Loan B, 1%, 6/28/18 (o)		492,454	491,839

			$1,371,898
Cable TV - 0.1%
Cequel Communications LLC, Term Loan, 1%, 2/14/19 (o)		$472,973	$469,820

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21		$822,278	$814,055
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19		590,980	588,302

			$1,402,357

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$591,055	$590,870

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 1%, 1/06/21 (o)	$457,109	$452,681

Electronics - 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$946,394	$944,170

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$529,161	$528,877

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$368,283	$369,385

Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/05/20	$271,861	$271,715

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/20	$884,903	$880,295

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	$180,684	$181,035
Davita Healthcare Partners Inc. Term Loan B, 3.5%, 6/24/21	374,329	373,460

		$554,495
Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$481,059	$479,255

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$574,548	$570,957

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$328,597	$331,472

Specialty Stores - 0.1%
Men’s Warehouse, Inc., Term Loan B, 4.5%, 6/18/21	$670,988	$676,020

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 9/20/19	$1,011,324	$1,015,116

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$929,353	$910,040
Total Floating Rate Loans		$12,480,442

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	20,680	$103,400

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	8,368	$1,502
Total Common Stocks		$104,902

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7%, (z)	480	$477,600

Money Market Funds - 7.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	41,856,341	$41,856,341
Total Investments		$696,324,977

Other Assets, Less Liabilities - (21.1)%		(121,104,593)
Net Assets - 100.0%		$575,220,384

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $205,475,557, representing 35.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Advanced Micro Devices, Inc., 7%, 7/01/24	5/21/14	$295,000	$287,625
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	450,000	477,600
American Energy-Permian Basin LLC, 7.125%, 11/01/20	7/16/14	445,000	429,425
American Energy-Permian Basin LLC, 7.375%, 11/01/21	7/16/14	370,000	357,050
American Media, Inc., 13.5%, 6/15/18	12/22/10	32,984	34,286
Ardagh Packaging Finance PLC, 6%, 6/30/21	6/20/14-6/23/14	603,963	573,000
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-5/13/14	957,227	947,363
Aurico Gold, Inc., 7.75%, 4/01/20	6/27/14-7/15/14	523,749	526,500
Baytex Energy Corp., 5.125%, 6/01/21	5/29/14	145,000	143,913
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-6/05/14	673,805	659,950
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.754%, 12/28/40	3/01/06	2,363,607	1,469,895
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	225,000	226,688
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	1,615,305	1,605,325
CITGO Petroleum Corp., 6.25%, 8/15/22	7/23/14	365,000	375,950
Cimpor Financial Operations B.V., 5.75%, 7/17/24	7/10/14	281,353	280,095
Codelco Inc. Unsecured 144a 07/24 2.25, 2.25%, 7/09/24	7/02/14	140,181	139,297
Colbun S.A., 4.5%, 7/10/24	7/02/14	239,650	241,561
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26	7/17/14	2,330,473	2,319,898
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22	5/06/14-6/02/14	1,260,788	1,221,413

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25	1/29/03	$28,376	$122,008
First Union National Bank Commercial Mortgage Trust, FRN, 1.63%, 1/12/43	12/11/03	196	673
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	1,593	1,676
GNL Quintero S.A., 4.634%, 7/31/29	7/24/14	377,000	380,165
Garda World Security Corp., 7.25%, 11/15/21	5/21/14-5/22/14	270,009	259,463
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	793,566	768,213
Greenko Dutch B.V., 8%, 8/01/19	7/24/14	410,000	405,900
Light Tower Rentals, Inc., 8.125%, 8/01/19	7/16/14	440,000	447,700
Loxam SAS, 4.875%, 7/23/21	7/18/14	879,092	861,679
Men’s Wearhouse, Inc., 7%, 7/01/22	6/11/14-6/20/14	335,728	338,000
Micron Technology, Inc., 5.5%, 2/01/25	7/23/14	460,000	457,700
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39	7/20/04	43,052	22,163
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	508,845	504,655
SIRIUS XM Radio, Inc., 6%, 7/15/24	5/1/14-5/13/14	566,857	562,800
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	5/13/14	545,000	553,175
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-6/30/14	691,590	678,290
Schaeffler Finance B.V., 4.75%, 5/15/21	7/10/14-7/11/14	581,854	573,475
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	887,313	866,800
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	394,013	395,625
TransDigm, Inc., 6%, 7/15/22	5/20/14	120,000	120,600
TransDigm, Inc., 6.5%, 7/15/24	5/20/14-5/21/14	447,113	449,450
Transelec S.A., 4.25%, 1/14/25	7/09/14	232,617	233,039
Wind Acquisition Finance S.A., 4%, 7/15/20	6/24/14-6/26/14	408,210	402,204
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	1,435,000	1,495,988
Total Restricted Securities			$23,218,275
% of Net assets			4.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corporation	1,054,578	10/10/14	$981,621	$975,555	$6,066
SELL	BRL	UBS AG	16,884,681	10/02/14	7,437,857	7,320,001	117,856
SELL	CAD	Merrill Lynch International Bank	3,275,635	10/10/14	3,066,643	2,999,262	67,381
SELL	CHF	Royal Bank of Scotland PLC	134,000	10/10/14	148,329	147,525	804
SELL	CHF	UBS AG	5,298,919	10/10/14	5,934,837	5,833,753	101,084
SELL	EUR	Barclays Bank PLC	9,002,755	9/19/14	12,184,868	12,056,902	127,966
SELL	EUR	Citibank N.A.	5,132,000	10/10/14	6,970,165	6,873,504	96,661
SELL	EUR	Credit Suisse International	11,432,704	10/10/14	15,561,834	15,312,303	249,531
SELL	GBP	Citibank N.A.	170,000	10/10/14	288,680	286,852	1,828
SELL	GBP	Credit Suisse International	2,964,094	10/10/14	5,070,130	5,001,515	68,615
SELL	GBP	Merrill Lynch International Bank	2,964,094	10/10/14	5,071,935	5,001,515	70,420
SELL	JPY	Deutsche Bank AG London	384,366,688	10/10/14	3,787,274	3,738,196	49,078
BUY	KRW	Jpmorgan Chase Bank N.A	112,535,000	8/18/14	109,109	109,402	293
SELL	MXN	Barclays Bank PLC	32,899,000	10/10/14	2,530,595	2,476,542	54,053
SELL	NOK	UBS AG	6,710	10/10/14	1,086	1,065	21
SELL	NZD	Citibank N.A.	2,056,000	10/10/14	1,736,043	1,735,248	795
SELL	NZD	Deutsche Bank AG London	4,718,000	10/10/14	3,983,643	3,981,956	1,687
SELL	NZD	Goldman Sachs International	155,000	10/10/14	135,194	130,819	4,375
BUY	ZAR	Jpmorgan Chase Bank N.A	921,000	10/10/14	84,809	84,943	134

							$1,018,648

Liability Derivatives
BUY	AUD	Goldman Sachs International	192,986	10/10/14	$179,757	$178,525	$(1,232)
BUY	BRL	UBS AG	16,884,681	8/04/14	7,561,433	7,442,284	(119,149)
SELL	BRL	Barclays Bank PLC	16,884,681	8/04/14	7,414,993	7,442,284	(27,291)
BUY	DKK	Barclays Bank PLC	5,527	10/10/14	1,010	993	(17)
BUY	DKK	UBS AG	5,527	10/10/14	1,010	993	(17)
BUY	EUR	Barclays Bank PLC Wholesale	828,000	10/10/14	1,110,575	1,108,975	(1,600)
BUY	EUR	Morgan Stanley Capital Services Inc	427,000	10/10/14	580,641	571,899	(8,742)
BUY	GBP	Credit Suisse International	402,185	10/10/14	688,973	678,634	(10,339)
BUY	INR	Barclays Bank PLC	353,296,000	8/26/14	5,893,669	5,807,639	(86,030)
BUY	JPY	Barclays Bank PLC	607,987,000	10/10/14	5,955,986	5,913,038	(42,948)
BUY	JPY	Merrill Lynch International Bank	94,928,415	10/10/14	933,910	923,236	(10,674)
BUY	NZD	Goldman Sachs International	155,000	10/10/14	135,194	130,819	(4,375)
BUY	SEK	Goldman Sachs International	272	10/10/14	40	39	(1)
BUY	SGD	Deutsche Bank AG London	102,000	10/10/14	82,074	81,764	(310)

							$(312,725)

Futures Contracts at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$59,438,672	September - 2014	$519,802
U.S. Treasury Bond 30 yr (Short)	USD	8	1,099,250	September - 2014	2,722

					$522,524

At July 31, 2014, the fund had liquid securities with an aggregate value of $780,699 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$103,400	$479,102	$—	$582,502
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	41,778,992	—	41,778,992
Non-U.S. Sovereign Debt	—	87,389,499	—	87,389,499
Municipal Bonds	—	729,610	—	729,610
U.S. Corporate Bonds	—	319,666,840	—	319,666,840
Residential Mortgage-Backed Securities	—	10,105,292	—	10,105,292
Commercial Mortgage-Backed Securities	—	23,812,333	—	23,812,333
Asset-Backed Securities (including CDOs)	—	2,102,414	—	2,102,414
Foreign Bonds	—	155,820,712	—	155,820,712
Floating Rate Loans	—	12,480,442	—	12,480,442
Mutual Funds	41,856,341	—	—	41,856,341
Total Investments	$41,959,741	$654,365,236	$—	$696,324,977

Other Financial Instruments
Futures Contracts	$522,524	$—	$—	$522,524
Forward Foreign Currency Exchange Contracts	—	705,923	—	705,923

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/13	$41,673
Change in unrealized appreciation (depreciation)	(40,171)
Transfers out of level 3	(1,502)
Balance as of 7/31/14	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$681,572,343
Gross unrealized appreciation	23,789,775
Gross unrealized depreciation	(9,037,141)
Net unrealized appreciation (depreciation)	$14,752,634

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,441,444	148,393,829	(130,978,932)	41,856,341

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,379	$41,856,341

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2014, are as follows:

United States	56.8%
Mexico	4.4%
Canada	3.7%
United Kingdom	3.4%
France	2.9%
Brazil	2.5%
China	1.9%
Israel	1.9%
Luxembourg	1.9%
Other Countries	20.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.